LORD ABBETT RESEARCH FUND, INC.

Lord Abbett Dividend Growth Fund

Supplement dated July 6, 2023, to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

April 1, 2023, as supplemented

The following changes are effective July 7, 2023:

The following table replaces the table in the subsection under “Management–Portfolio Managers” on page 10 of the summary and statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Darnell C. Azeez, Managing Director and Portfolio Manager	2019
Jeffrey Rabinowitz, Portfolio Manager	2020
Subrata Ghose, Portfolio Manager	2021

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds” beginning on page 48 of the statutory prospectus:

Dividend Growth Fund. Darnell C. Azeez, Managing Director and Portfolio Manager, heads the Fund’s team. Mr. Azeez joined Lord Abbett in 2002. Additional members of the Fund’s team are Jeffrey Rabinowitz, Portfolio Manager and Subrata Ghose, Portfolio Manager. Messrs. Rabinowitz and Ghose joined Lord Abbett in 2017 and 2011, respectively. Messrs. Azeez, Rabinowitz, and Ghose are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Dividend Growth Fund”, in the subsection titled “Portfolio Manager Information–Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Dividend Growth Fund
Darnell C. Azeez	6	8,180.82	0	0	0	0
Jeffrey Rabinowitz	3	49.17	0	0	0	0
Subrata Ghose	1	0	0	0	0	0

The following rows replace the applicable rows of the corresponding table under the heading “Dividend Growth Fund”, in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities[1]	Aggregate Dollar Range of Securities
Dividend Growth Fund
Darnell C. Azeez	$500,001-$1,000,000
Jeffrey Rabinowitz	$100,001-$500,000
Subrata Ghose	$100,001-$500,000

1 Data as of December 31, 2022.

Please retain this document for your future reference.